Loans (Details) - Schedule of Impaired Loans by Class of Loans - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Residential real estate
Unpaid Principal Balance and Recorded Investment	$ 5,013	$ 5,626
Allowance for Loan Losses Allocated
Average Recorded Investment	5,319	6,133
Interest Income Recognized	268	240
Cash Basis Income Recognized	268	240
One- to four-family [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	3,029	3,621
Allowance for Loan Losses Allocated
Average Recorded Investment	3,325	3,970
Interest Income Recognized	161	145
Cash Basis Income Recognized	161	145
Multi-family [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment		570
Allowance for Loan Losses Allocated
Average Recorded Investment	285	608
Interest Income Recognized	22	19
Cash Basis Income Recognized	22	19
Farm [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment		270
Allowance for Loan Losses Allocated
Average Recorded Investment	135	272
Interest Income Recognized	15	16
Cash Basis Income Recognized	15	16
Nonresidential real estate [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	1,717	1,073
Allowance for Loan Losses Allocated
Average Recorded Investment	1,395	1,220
Interest Income Recognized	63	59
Cash Basis Income Recognized	63	59
Home equity [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	267	87
Allowance for Loan Losses Allocated
Average Recorded Investment	177	52
Interest Income Recognized	6	1
Cash Basis Income Recognized	6	1
Unsecured [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment		5
Allowance for Loan Losses Allocated
Average Recorded Investment	2	11
Interest Income Recognized	1
Cash Basis Income Recognized	$ 1